Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The Company’s effective income tax differs from the statutory federal rate of 34% at December 31, 2014 due to the following, in thousands:

Period from August 22, 2014 (Inception) to December 31, 2014
Benefit for income taxes at statutory federal rate	$(1,248)
State income tax (benefit), net of federal benefit	(225)
Share-based compensation	80
Research and development tax credits	(28)
Other	13
Valuation allowance	1,408

Income tax expense	$—

Components Of Deferred Tax Assets

Significant components of the Company’s deferred tax assets at December 31, 2014 are shown below, in thousands:

December 31, 2014
Deferred tax assets
Intangibles	$732
Net operating loss carryforwards	442
Research and development tax credit carryforwards	28
Accruals	205
Other	1

Total deferred tax assets	1,408
Less valuation allowance	(1,408)

Net deferred tax assets	$—